UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Name and address of agent for service)

(602) 257-5433
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

2010 Swift Mandatory Common Exchange Security Trust
Schedule of Investments
September 30, 2011 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Securities - 19.31%*
Stripped United States Treasury Security	11/15/2011	$3,750,000	$3,748,797	$3,749,741
Stripped United States Treasury Security	11/15/2011	184,651	184,594	184,638
Stripped United States Treasury Security	2/15/2012	3,750,000	3,744,530	3,749,242
Stripped United States Treasury Security	2/15/2012	184,651	184,433	184,614
Stripped United States Treasury Security	5/15/2012	3,750,000	3,741,861	3,747,158
Stripped United States Treasury Security	5/15/2012	184,651	184,244	184,511
Stripped United States Treasury Security	8/15/2012	3,750,000	3,732,081	3,745,065
Stripped United States Treasury Security	8/15/2012	184,651	183,847	184,408
Stripped United States Treasury Security	11/15/2012	3,750,000	3,725,286	3,744,019
Stripped United States Treasury Security	11/15/2012	184,651	183,537	184,356
Stripped United States Treasury Security	2/15/2013	3,750,000	3,714,699	3,738,236
Stripped United States Treasury Security	2/15/2013	184,651	182,948	184,072
Stripped United States Treasury Security	5/15/2013	3,750,000	3,702,945	3,740,134
Stripped United States Treasury Security	5/15/2013	184,651	182,423	184,165
Stripped United States Treasury Security	8/15/2013	3,750,000	3,690,915	3,729,143
Stripped United States Treasury Security	8/15/2013	184,651	181,874	183,624
Stripped United States Treasury Security	11/15/2013	3,750,000	3,675,328	3,724,470
Stripped United States Treasury Security	11/15/2013	184,651	181,166	183,394
Total Stripped United States Treasury Securities			35,125,508	35,324,990

Forward Purchase Contracts - 80.69%*
Forward Purchase Contracts for Swift Transportation
Company Class A Common Shares			207,243,159	147,608,993
Total Forward Purchase Contracts			207,243,159	147,608,993

Total Investments - 100.00%*			$242,368,667	182,933,983
Other Assets in Excess of Liabilities - 0.00%*				4,130
TOTAL NET ASSETS - 100.00%*				$182,938,113

Footnotes
* Percentages are stated as a percent of net assets.

Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, Security holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of September 30, 2011, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $59,434,684, of which $199,482 and $59,634,166 related to appreciated and depreciated investments, respectively.  The cost of investments for Federal income tax purposes was $242,368,667 at September 30, 2011.

The Trust records the impact of an uncertain tax position to the financial statements when an analysis indicates that the tax position taken is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Based on the analysis, there were no tax positions identified which did not meet the “more likely than not” standard as of and for the period ended September 30, 2011.

Fair Value Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

		Fair Value Measurements at September 30, 2011 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	September 30, 2011	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$35,324,990	$35,324,990	$-	$-
Total Other	35,324,990	35,324,990	-	-
Derivative Instruments
Forward Purchase Contracts	147,608,993	-	-	147,608,993
Total Derivative Instruments	147,608,993	-	-	147,608,993
Total	$182,933,983	$35,324,990	$-	$147,608,993

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended September 30, 2011
Fair Value Beginning Balance	$249,545,458
Total Unrealized Losses Included in Net Decrease in Net Assets Applicable to Security Holders	(111,660,420)
Purchases	9,723,955
Transfers Out of Level 3	-
Fair Value Ending Balance	$147,608,993

During the period ended September 30, 2011, there were no transfers between Levels.

Forward Purchase Contract
On December 21, 2010, the Trust entered into nine Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $197,519,204 in connection therewith.  Pursuant to the Contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of the Company’s common stock on December 31, 2013 (the "Exchange Date") so as to permit the holders of the Security to exchange on the Exchange Date each of their shares of the Security for between 0.8163 of a share and 1 share of the Company’s common stock or cash equal to the value of these shares on this date.

On January 20, 2011, the Greenshoe Option of the Trust was exercised.  A portion of the subsequent issue was used to purchase additional Contracts at a cost of $9,723,955, the terms being identical to the initial issue.

At September 30, 2011, the Contracts had the following value:
	Exchange Date	Cost of Contracts	Contract Fair Value	Net Unrealized Depreciation
Forward Contracts for Class A common shares of Swift Transportation Company	12/31/2013	$207,243,159	$147,608,993	$59,634,166

The cost and value of the Contract would be included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized depreciation would be included in the net change in unrealized depreciation in the Statement of Operations.

The Sellers’ obligation under the Contracts is collateralized by shares of the Company’s Class A common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At September 30, 2011, the Custodian held 23,846,364 shares of the Company’s common stock with an aggregate value of $153,570,584.

Item 2. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification for the Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   October 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date   October 14, 2011